Note 6 - Allowance for Loan Losses and Credit Quality Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 3,273	$ 4,181	$ 10,900
Impaired Financing Receivable, Related Allowance	988	1,009
Loan Receivable For Which Value Of Collateral Sufficient To Repay	700	1,400	8,000
Impaired Financing Receivable, Interest Income, Accrual Method	459	259
Financing Receivable, Modifications, Recorded Investment	3,300	2,519	9,400
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	600	400	900
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 400	1,500
Loan to Value Ration	75.00%
Allowance for Credit Losses, Change in Method of Calculating Impairment	$ 600	$ 500
Percentage Reserves For Loan Losses On Troubled Debt Restructurings	6.20%	5.20%
Loans and Leases Receivable, Allowance	$ 9,903	$ 9,709	8,332	$ 11,401
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	400
Provision for Loan and Lease Losses	(645)	(164)	(6,998)
Impaired Loans with Sufficient Collateral to Repay Loan [Member]
Impaired Financing Receivable, Interest Income, Accrual Method	600	500	900
Impaired Financing Receivable, Interest Income, Cash Basis Method	400	300	200
Trouble Debt Restructurings [Member]
Impaired Financing Receivable, Interest Income, Cash Basis Method	400	200	300
Acquired Loans [Member]
Provision for Loan and Lease Losses	0
Nonperforming Financial Instruments [Member]
Impaired Financing Receivable, Related Allowance	800	$ 700	$ 800
Nonperforming Financial Instruments [Member] | Classified [Member]
Financing Receivable, Modifications, Recorded Investment	1,700
Performing Financial Instruments [Member] | Classified [Member]
Financing Receivable, Modifications, Recorded Investment	$ 200